FAIR VALUE MEASUREMENTS - Fair Values of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Massawa
Disclosure of fair value measurement of assets and liabilities [Line Items]
Consideration paid (received)		$ 46,250
Lagunas Norte [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Consideration paid (received)	$ 15,000
Carrying amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	938,000		$ 1,529,000
Financial liabilities	5,300,000		6,344,000
Carrying amount | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,726,000		4,782,000
Carrying amount | Other liabilities5
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	574,000		1,562,000
Carrying amount | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	807,000		1,358,000
Carrying amount | Other investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	131,000		112,000
Carrying amount | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0		59,000
Estimated fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	938,000		1,529,000
Financial liabilities	5,681,000		6,484,000
Estimated fair value | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	5,107,000		4,922,000
Estimated fair value | Other liabilities5
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	574,000		1,562,000
Estimated fair value | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	807,000		1,358,000
Estimated fair value | Other investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	131,000		112,000
Estimated fair value | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0		$ 59,000